Short-Term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investment [Abstract]
Short-term investments
Interest income	$ 337,101	$ 163,388	$ 38,885